Variable Portfolio – U.S. Flexible Moderate Growth Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – U.S. Flexible Moderate Growth Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 47.8%
	Shares	Value ($)
U.S. Large Cap 47.8%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	838,969	105,332,482
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	4,035,998	232,877,079
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	4,036,443	105,189,714
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	1,844,040	94,580,831
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	1,126,520	93,872,903
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	2,220,927	93,923,018
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	1,374,616	94,683,541
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	3,593,187	185,731,821
Total		1,006,191,389
Total Equity Funds (Cost $410,626,863)		1,006,191,389

Exchange-Traded Equity Funds 5.9%

U.S. Mid Large Cap 5.9%
iShares Core S&P 500 ETF	92,000	61,575,600
Vanguard S&P 500 ETF	102,000	62,462,760
Total		124,038,360
Total Exchange-Traded Equity Funds (Cost $114,556,431)		124,038,360

Exchange-Traded Fixed Income Funds 3.2%

Investment Grade 3.2%
iShares Core U.S. Aggregate Bond ETF	325,000	32,581,250
iShares iBoxx $ Investment Grade Corporate Bond ETF	152,863	17,039,639
Vanguard Intermediate-Term Corporate Bond ETF	213,400	17,949,074
Total		67,569,963
Total Exchange-Traded Fixed Income Funds (Cost $64,812,707)		67,569,963

Fixed Income Funds 25.3%
	Shares	Value ($)
Investment Grade 25.3%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a)	4,881,269	38,073,898
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	11,083,604	94,432,301
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	1,619,981	15,244,022
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,394,167	24,200,412
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,313,654	30,551,893
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	14,559,224	133,944,858
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	11,885,555	109,465,963
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	8,986,088	86,715,751
Total		532,629,098
Total Fixed Income Funds (Cost $595,241,226)		532,629,098

Residential Mortgage-Backed Securities - Agency 4.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/16/2040- 10/14/2055	3.000%	13,280,000	11,855,533
10/16/2040- 10/14/2055	3.500%	16,083,000	14,904,032
10/16/2040- 10/14/2055	4.000%	24,239,500	23,085,490
10/14/2055	4.500%	44,047,500	42,719,814
10/14/2055	5.000%	10,702,500	10,613,211
Total Residential Mortgage-Backed Securities - Agency (Cost $103,524,046)			103,178,080

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $330,184)	386,550

Put Option Contracts Purchased 0.7%

(Cost $15,829,482)	13,622,080

Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, September 30, 2025 (Unaudited)

Money Market Funds 15.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(a),(d)	327,588,628	327,490,351
Total Money Market Funds (Cost $327,438,381)		327,490,351
Total Investments in Securities (Cost: $1,632,359,320)		2,175,105,871
Other Assets & Liabilities, Net		(72,112,742)
Net Assets		2,102,993,129
At September 30, 2025, securities and/or cash totaling $31,234,930 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	856	12/2025	USD	288,418,500	4,056,756	—
U.S. Long Bond	13	12/2025	USD	1,515,719	1,753	—
U.S. Long Bond	6	12/2025	USD	699,563	—	(1,324)
U.S. Treasury 10-Year Note	16	12/2025	USD	1,800,000	466	—
U.S. Treasury 10-Year Note	39	12/2025	USD	4,387,500	—	(27,950)
U.S. Treasury 2-Year Note	163	12/2025	USD	33,968,945	44,397	—
U.S. Treasury 2-Year Note	34	12/2025	USD	7,085,547	—	(1,083)
U.S. Treasury 5-Year Note	269	12/2025	USD	29,373,539	70,922	—
U.S. Treasury 5-Year Note	72	12/2025	USD	7,862,063	—	(11,101)
U.S. Treasury Ultra Bond	13	12/2025	USD	1,560,813	2,252	—
U.S. Treasury Ultra Bond	6	12/2025	USD	720,375	—	(3,012)
Total					4,176,546	(44,470)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	(56)	12/2025	USD	(6,875,400)	—	(110,039)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	12,039,228	18	6,670.00	12/19/2025	330,184	386,550

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	331,078,770	495	5,400.00	12/18/2026	7,399,024	7,056,225
S&P 500 Index	Morgan Stanley	USD	250,817,250	375	5,200.00	12/18/2026	5,693,642	4,524,375
S&P 500 Index	Morgan Stanley	USD	123,067,664	184	5,100.00	12/18/2026	2,736,816	2,041,480
Total							15,829,482	13,622,080

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(12,039,228)	(18)	6,670.00	12/19/2025	(333,657)	(267,840)
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	339,969,701	687,475,938	(699,923,237)	(32,051)	327,490,351	—	139	10,830,450	327,588,628
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	—	36,949,998	—	1,123,900	38,073,898	—	—	—	4,881,269
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	107,270,040	315,752	(5,693,721)	3,440,411	105,332,482	—	7,558,056	—	838,969
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	93,830,237	5,482,059	(9,046,127)	4,166,132	94,432,301	—	(1,918,009)	5,019,924	11,083,604
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	237,112,903	153,695	(14,156,763)	9,767,244	232,877,079	—	21,545,120	—	4,035,998
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	30,559,805	1,373,398	(16,507,980)	(181,201)	15,244,022	—	171,507	1,266,426	1,619,981
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	45,098,648	3,028,757	(36,334,246)	12,407,253	24,200,412	—	(12,971,487)	2,519,851	3,394,167
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	107,991,490	334,965	(8,562,736)	5,425,995	105,189,714	—	5,186,662	—	4,036,443
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	93,550,577	19,068	(6,839,092)	7,850,278	94,580,831	—	7,126,834	—	1,844,040
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	30,206,307	836,302	(2,388,149)	1,897,433	30,551,893	—	(356,299)	669,667	3,313,654
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	132,902,205	4,886,606	(9,583,615)	5,739,662	133,944,858	—	(1,966,402)	4,203,114	14,559,224
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	96,389,467	47,008	(6,362,970)	3,799,398	93,872,903	—	10,318,187	—	1,126,520
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	92,462,933	257,521	(3,209,109)	4,411,673	93,923,018	—	2,488,601	—	2,220,927
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	107,858,339	5,790,716	(7,093,424)	2,910,332	109,465,963	—	(1,284,059)	5,091,168	11,885,555
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	98,423,598	307,848	(15,179,438)	11,131,533	94,683,541	—	3,381,564	—	1,374,616
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	86,266,183	5,029,423	(6,080,165)	1,500,310	86,715,751	—	(751,379)	4,599,447	8,986,088
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	187,737,261	166,130	(9,750,596)	7,579,026	185,731,821	—	13,835,370	—	3,593,187
Total	1,887,629,694			82,937,328	1,866,310,838	—	52,364,405	34,200,047

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2025.
Abbreviation Legend
TBA	To Be Announced

Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, September 30, 2025 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Variable Portfolio – U.S. Flexible Moderate Growth Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7061_12_D01_(11/25)